COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
21.	COMMITMENTS AND CONTINGENCIES

(a)	Capital commitments

As of September 30, 2014 and 2015, capital commitments for the purchase of long-term assets are as follows:

	September 30,
	2014	2015
	RMB	RMB

Equipment	7,457	4,877
Plant and building construction	85	-

	7,542	4,877

(b)	Operating lease

    The Company leased certain land use rights for seed development and office premises under non-cancellable leases. Rental expenses under operating leases for the years ended September 30, 2013, 2014 and 2015, were RMB4,568, RMB3,185 and RMB2,990, respectively.

    As of September 30, 2015, the Company was obligated under operating leases requiring minimum rental as follows:

RMB
Year ending September 30,

2016	812
2017	498
2018	455
2019	455
Thereafter	455

2,675